May 18, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:    Office of Filings, Information & Consumer Service

Re:    Litman Gregory Funds Trust (Filing Nos: 333-10015 and 811-07763)

Ladies and Gentlemen:

The Supplement is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a Supplement dated May 8, 2018 to the Prospectus dated April 30, 2018 for the Litman Gregory Masters Alternative Strategies Fund, a series of the Trust, as filed electronically via EDGAR with the Securities and Exchange Commission on May 8, 2018 (Accession No. 0001193125-18-156074).

If you have any questions, please contact me at (617) 662-7193.

Sincerely,

/s/ Karen Jacoppo-Wood
Karen Jacoppo-Wood
Vice President

cc:    John Coughlan